UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/20

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

ANNUAL REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

December 31, 2020

Franklin Templeton Variable Insurance Products Trust Annual Report

Table of Contents

Important Notes to Performance Information .. . . . . . . . . . .	i
Fund Summaries
Franklin VolSmart Allocation VIP Fund . . . . . . . . . . . . .	FVA-1
Index Descriptions .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	I-1
Board Members and Officers . . . . . . . . . . . . . . . . . . . . . . .	BOD-1
Shareholder Information .. . . . . . . . . . . . . . . . . . . . . . . . . .	SI-1

Not FDIC Insured

May Lose Value No Bank Guarantee

MASTER CLASS - 5

Important Notes to Performance Information

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

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i

Franklin VolSmart Allocation VIP Fund

This annual report for Franklin VolSmart Allocation VIP Fund covers the fiscal year ended December 31, 2020.

Class 5 Performance Summary as of December 31, 2020

Average annual total return of Class 5 shares* represents the average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.

Average Annual
Share Class	Total Return
5
1-Year	+16.78%
5-Year	+9.20%
Since Inception (4/1/13)	+6.28%

*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

Performance reflects the Fund's Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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Total Return Index Comparison for a Hypothetical $10,000 Investment (4/1/13–12/31/20)

The graph below shows the change in value of a hypothetical $10,000 investment in the Fund over the indicated period and includes reinvestment of any income or distributions. The Fund’s performance* is compared to the performance of the Standard & Poor’s® 500 Index (S&P 500®), the Bloomberg Barclays U.S. Aggregate Bond Index and the Fund’s Blended Benchmark, a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Important Notes to Performance Information preceding the Fund Summaries.

$30,000

$25,000

$20,000

$18,592

$15,000

$16,028

$12,985

$10,000

$5,000

4/13	12/14	12/16	12/18	12/20
	Franklin VolSmart Allocation		Bloomberg Barclays U.S. Aggregate

	VIP Fund		Bond Index**
	S&P 500**		Blended Benchmark***

**Source: Morningstar. Please see Index Descriptions following the Fund Summaries.

***Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index. Please see Index Descriptions following the Fund Summaries.

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Franklin VolSmart Allocation VIP Fund

Fund Goal and Main Investments

The Fund seeks total return (including income and capital gains) while seeking to manage volatility. The Fund is structured as a limited fund-of-funds that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton mutual funds as well as Franklin Templeton and third-party exchange-traded funds (ETFs) (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi- class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.

mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Performance Overview

You can find the Fund’s one-year total return in the Performance Summary. For comparison, the Fund’s equity benchmark, the Standard & Poor’s 500 Index (S&P 500), posted a +18.40% total return, while the Fund’s fixed income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +7.51% total return for the period under review.1 The Fund’s Blended Benchmark, a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, posted a +14.01% total return for the same period.2

Fund Risks

All investments involve risks, including possible loss of principal. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no guarantee that the Fund will stay within its Target Volatility. Also, the managed volatility strategy could negatively impact the Fund’s return and expose the Fund to additional costs. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Derivatives involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Because the Fund allocates assets to a variety of investment strategies, ETFs and other

1. Source: Morningstar.

Portfolio Composition* 12/31/20

% of Total
Net Assets
Common Stocks	69.1%
Domestic Fixed Income	20.3%
Domestic Hybrid	8.0%
Short-Term Investments & Other Net Assets	2.6%

*The portfolio composition is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

Economic and Market Overview

U.S. equities, as measured by the S&P 500, advanced strongly during the 12 months ended December 31, 2020. Although equities began the year with gains, a sharp selloff began in late February 2020 amid investor fears of a global economic slowdown due to the novel coronavirus (COVID-19) pandemic. Such fears drove many investors to sell equities and buy government bonds, cash equivalents and other investments perceived as safe. Nevertheless, equities began to advance in late March, as monetary and fiscal stimulus drove stocks sharply higher. Following declines in September and October, equities, as measured by the S&P 500, advanced to all-time price highs in December.

2.Source: FactSet. The Fund’s Blended Benchmark was calculated internally and was composed of 60% S&P 500, 30% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Pandemic-related restrictions severely curtailed economic activity, resulting in mass layoffs that drove the unemployment rate to 14.8% in April 2020.3 The longest U.S. economic expansion in history ended in February, according to the National Bureau of Economic Research, and the country slipped into a deep recession with second- quarter 2020 gross domestic product (GDP) posting a record annualized decline.

In an effort to support the economy, the U.S. Federal Reserve (Fed) lowered the federal funds target rate to a range of 0.00%–0.25% in March 2020. The Fed also enacted quantitative easing measures aimed at ensuring credit flows to borrowers and supporting credit markets with open- ended bond purchasing. Furthermore, the Fed signaled that interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.

Equities began to rebound in late March 2020, benefiting from fiscal and monetary stimulus, a gradual lifting of restrictions and development of COVID-19 vaccines and treatments. Rising retail sales and rebounding economic activity led third-quarter GDP to expand at a record annualized pace, although growth slowed in the fourth quarter. Concerns about possible new restrictions amid rising COVID-19 infection rates and uncertainties about additional fiscal stimulus and the U.S. presidential election drove stocks lower in September and October. Despite signs that the economic recovery was stalling, as the unemployment rate remained relatively high (6.7% at period-end) and consumer spending declined, stocks rallied in November and December, buoyed by the outcome of the U.S. presidential election, the start of COVID-19 vaccination programs and the passage of a new stimulus bill.3

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the 12 months ended December 31, 2020. The period was defined by the economic and social disruption that began in the wake of the COVID-19 pandemic, which caused significant volatility in U.S. bond markets. In late February, the U.S. bond market began to anticipate the adverse economic impact of business shutdowns and social distancing measures. Higher-quality, longer-term bonds rallied, with the 10-year U.S. Treasury yield (which moves inversely to price) falling in February and March, while riskier, lower-rated corporate bonds declined sharply. Fed action led to a recovery in the corporate bond market beginning in late March, which accelerated in subsequent months as many businesses reopened. Corporate bonds,

3. Source: Bureau of Labor Statistics.

particularly high-yield bonds, also benefited from the resolution of the U.S. election and several promising vaccine results late in the reporting period.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, posted positive total returns during the period. The 10-year U.S. Treasury yield declined significantly during the reporting period, reaching a new record closing low in early August 2020. Bond purchasing by the Fed and robust demand for investments perceived as safe drove the U.S. Treasury market. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, posted positive total returns for the period amid Fed support, though lower interest rates accelerated prepayments from mortgage refinancing, restricting further gains.

U.S. corporate bond performance varied somewhat based on credit rating, as many investors became concerned about the potential credit downgrades of some companies. Total returns for investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, exceeded total returns for high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns, while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year. (Volatility within the 10% target is referred to as “Target Volatility.”) The Fund’s assets are primarily invested in its “core portfolio,” which is principally composed of various U.S. equity and fixed income investments and strategies, including other mutual funds and ETFs that provide exposure to such investments and strategies.

In addition, the Fund employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the Fund will stay within its Target Volatility.

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Manager’s Discussion

As of the end of the reporting period, at the asset allocation level, the Fund held roughly 69.1% in equities, 20.3% in fixed income, 8.0% in multi-asset class consisting of equities and fixed income, and 2.6% in cash.

Equities

The Fund’s underlying equity allocation benefited from a slight overweight to the asset class as global equity markets posted strong gains for the period.

The Franklin Rising Dividends Strategy, the largest underlying strategy in the Fund, posted a positive return but slightly detracted from relative performance. The strategy’s underweight to the information technology (IT) sector pressured returns as the sector outperformed the broader market and the S&P 500 reached an all-time price high at period-end. A focus on dividend-paying equities further dampened returns. The U.S. Smart Beta Strategy also lagged the broader market as its focus on quality and value factors were out of favor relative to growth factors for the majority of the reporting period.

Franklin DynaTech Fund (not held at period-end) strengthened relative performance as its overweight to IT and bias toward U.S. large-cap growth equities supported relative results. This position outperformed and benefited from the strength in IT and consumer discretionary holdings.

Fixed Income

The Fund’s small underweight to fixed income contributed to relative returns while collective underlying fixed income fund holdings lagged the Bloomberg Barclays U.S. Aggregate Bond Index. Franklin Strategic Income Fund and Franklin Low Duration Total Return Fund both underperformed their respective benchmark indexes for calendar-year 2020 as positioning in high-yield corporate bonds and select securitized debt securities detracted during the March 2020 drawdown.

Multi-Asset

Franklin Income Fund, which blends equity and fixed income holdings, generated strong current income but underperformed major U.S. equity indexes. Select high-yield bond issuers weighed on performance as did the strategy’s meaningful exposure to dividend-paying companies within the energy and financials sectors.

Hedging

Equity market volatility hit record levels and remained elevated for much of the period as global COVID-19 infection rates, the pace of economic growth and the U.S. presidential election impacted investor sentiment. In this environment, an

FRANKLIN VOLSMART ALLOCATION VIP FUND

Top 10 Holdings 12/31/20

% of Total
Net Assets
Franklin Liberty U.S. Core Bond ETF	13.8%

Franklin Income Fund	8.0%

Microsoft Corp.	3.4%

Franklin Low Duration Total Return Fund	3.4%

Franklin Strategic Income Fund	3.3%

Accenture PLC	1.8%

Roper Technologies Inc.	1.8%

Texas Instruments Inc.	1.6%

Stryker Corp.	1.4%

Air Products and Chemicals Inc.	1.4%

independent volatility management strategy was activated and positively impacted relative results for the review period. In addition, the volatility index-linked hedge provided tail- risk protection during the March 2020 drawdown, adding significant upside value to the overall portfolio.

Positioning

In the first six months of the period, the Fund repositioned some of the underlying equity fund holdings. This repositioning involved exiting Franklin DynaTech Fund and initiating a new position in the U.S. Large Cap Smart Beta Strategy. The combination of these two U.S. core strategies provides active equity selection within the U.S. large-cap core space and to a lesser extent the mid-cap space. In fixed income, we initiated a new position in Franklin Liberty U.S. Core Bond ETF during the period’s first half and subsequently added to it, thereby increasing portfolio average credit quality, as the strategy focuses on investment-grade credit, agency mortgages and U.S. Treasuries. We believe this strategy complements the yield spread exposures held in Franklin Low Duration Total Return Fund and Franklin Strategic Income Fund. Overall, the repositioning of the underlying fund holdings is designed to provide core exposure to a blend of the S&P 500 and Bloomberg Barclays U.S. Aggregate Bond Index.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Thank you for your participation in Franklin VolSmart Allocation VIP Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Class 5 Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The table below provides information about the actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” (if Fund-Level Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.

Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Fund-Level		Fund-Level
			Expenses		Expenses		Net
	Beginning	Ending	Paid During	Ending	Paid During		Annualized
Share	Account	Account	Period	Account	Period		Expense
Class	Value 7/1/20	Value 12/31/20	7/1/20–12/31/201, 2	Value 12/31/20	7/1/20–12/31/201, 2	a	Ratio2
5	$1,000	$1,118.60	$4.26	$1,021.11	$4.07		0.80%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Highlights

Franklin VolSmart Allocation VIP Fund

Year Ended December 31,
a	2020	2019	2018	2017	2016

Class 2

Per share operating performance

(for a share outstanding throughout the year)
Net asset value, beginning of year. . . . . . . . . . . . . . . . . . .	$12.60	$10.82	$11.67	$10.10	$9.68
Income from investment operationsa:	0.24	0.22	0.21	0.16	0.16
Net investment incomeb,c.. . . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gains (losses).. . . . . . . . . . .	1.86	1.70	(1.02)	1.41	0.28
Total from investment operations.. . . . . . . . . . . . . . . . . . . .	2.10	1.92	(0.81)	1.57	0.44
Less distributions from:
Net investment income and net foreign currency gains.. .	(0.15)	—	(0.04)	—	(—)d
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	(0.14)	—	—	(0.02)
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.15)	(0.14)	(0.04)	—	(0.02)
Net asset value, end of year.. . . . . . . . . . . . . . . . . . . . . . .	$14.55	$12.60	$10.82	$11.67	$10.10
Total returne. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16.85%	17.82%	(6.93)%	15.54%	4.39%
Ratios to average net assets	0.88%	1.12%	1.10%	1.14%	1.25%
Expenses before waiver and payments by affiliatesf . . . . . .
Expenses net of waiver and payments by affiliatesf,g. . . . . .	0.65%	0.90%	0.75%	0.73%	0.73%
Net investment incomec. . . . . . . . . . . . . . . . . . . . . . . . . . .	1.85%	1.87%	1.85%	1.44%	1.50%
Supplemental data
Net assets, end of year (000’s).. . . . . . . . . . . . . . . . . . . . .	$45	$39	$33	$36	$31
Portfolio turnover rate.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	69.19%	4.99%	6.28%	5.69%	1.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

fDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.12% for the year ended December 31, 2020.

gBenefit of expense reduction rounds to less than 0.01%.

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The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL HIGHLIGHTS

Franklin VolSmart Allocation VIP Fund (continued)

Year Ended December 31,
a	2020	2019	2018	2017	2016

Class 5

Per share operating performance

(for a share outstanding throughout the year)
Net asset value, beginning of year. . . . . . . . . . . . . . . . . . .	$12.59	$10.80	$11.65	$10.07	$9.67
Income from investment operationsa:	0.23	0.23	0.22	0.17	0.16
Net investment incomeb,c.. . . . . . . . . . . . . . . . . . . . . . . .
Net realized and unrealized gains (losses).. . . . . . . . . . .	1.86	1.70	(1.01)	1.41	0.29
Total from investment operations.. . . . . . . . . . . . . . . . . . . .	2.09	1.93	(0.79)	1.58	0.45
Less distributions from:
Net investment income and net foreign currency gains.. .	(0.16)	—	(0.06)	—	(0.03)
Net realized gains. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	(0.14)	—	—	(0.02)
Total distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.16)	(0.14)	(0.06)	—	(0.05)
Net asset value, end of year.. . . . . . . . . . . . . . . . . . . . . . .	$14.52	$12.59	$10.80	$11.65	$10.07
Total returnd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16.78%	17.95%	(6.85)%	15.69%	4.59%
Ratios to average net assets	1.03%	1.02%	1.00%	1.04%	1.15%
Expenses before waiver and payments by affiliatese. . . . . .
Expenses net of waiver and payments by affiliatese,f. . . . . .	0.80%	0.80%	0.65%	0.63%	0.63%
Net investment incomec. . . . . . . . . . . . . . . . . . . . . . . . . . .	1.70%	1.97%	1.95%	1.54%	1.60%
Supplemental data
Net assets, end of year (000’s).. . . . . . . . . . . . . . . . . . . . .	$195,818	$185,381	$171,173	$188,240	$124,581
Portfolio turnover rate.. . . . . . . . . . . . . . . . . . . . . . . . . . . .	69.19%	4.99%	6.28%	5.69%	1.00%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle.

eDoes not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.12% for the year ended December 31, 2020.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, December 31, 2020

Franklin VolSmart Allocation VIP Fund

a	a	Shares	a
a

Value

Common Stocks 69.1%

Aerospace & Defense 1.7%
BWX Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	423	$25,498
General Dynamics Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,300	788,746
Huntington Ingalls Industries, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	435	74,159
Lockheed Martin Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,718	609,856
Northrop Grumman Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	946	288,265
Raytheon Technologies Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,645	1,619,344
		3,405,868
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,593	149,535
Expeditors International of Washington, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,934	183,942
United Parcel Service, Inc., B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,852	1,995,877
		2,329,354
Auto Components 0.1%
Gentex Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,021	102,503
Banks 0.2%
Associated Banc-Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	380	6,479
People's United Financial, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,113	14,391
Wells Fargo & Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,303	280,765
		301,635
Beverages 1.6%
aBoston Beer Co., Inc. (The), A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43	42,754
Brown-Forman Corp., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	543	39,894
Brown-Forman Corp., B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,105	87,770
Coca-Cola Co. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,138	665,648
aMonster Beverage Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,835	354,661
PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,712	1,885,190
		3,075,917
Biotechnology 1.8%
AbbVie, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,867	1,271,549
Amgen, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,786	640,557
aBiogen, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,758	430,464
aExelixis, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,889	57,982
Gilead Sciences, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,805	512,979
aRegeneron Pharmaceuticals, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	624	301,461
aVertex Pharmaceuticals, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,207	285,263
		3,500,255
Building Products 0.7%
A O Smith Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	605	33,166
Allegion plc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	538	62,613
Johnson Controls International plc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,992	1,024,607
Lennox International, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	257	70,410
Trane Technologies plc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	600	87,096
aTrex Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	541	45,293
		1,323,185
Capital Markets 1.3%
Evercore, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	173	18,968
FactSet Research Systems, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	445	147,963
Invesco Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,377	58,861
Lazard Ltd., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,200	50,760
MarketAxess Holdings, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	422	240,776
Moody's Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,298	376,732

FVA-10

Annual Report

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Capital Markets (continued)
Morningstar, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	206	$47,703
Nasdaq, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,370	712,814
S&P Global, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,540	506,244
SEI Investments Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,139	65,458
State Street Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,550	112,809
T Rowe Price Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,419	214,822
		2,553,910
Chemicals 4.6%
Air Products and Chemicals, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,110	2,762,254
Albemarle Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,910	1,756,963
Celanese Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	860	111,748
Eastman Chemical Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,173	117,629
Ecolab, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,760	1,246,234
Huntsman Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	907	22,802
Linde plc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000	2,635,100
LyondellBasell Industries NV, A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,508	321,543
NewMarket Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	33,456
Valvoline, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,311	30,337
		9,038,066
Commercial Services & Supplies 1.0%
Cintas Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,696	1,659,848
aCopart, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,265	288,221
Rollins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,642	103,223
		2,051,292
Communications Equipment 0.6%
aArista Networks, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	264	76,711
Cisco Systems, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,485	648,204
aF5 Networks, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	696	122,454
Motorola Solutions, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,768	300,666
		1,148,035
Consumer Finance 0.0%†
Santander Consumer USA Holdings, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	941	20,721
Containers & Packaging 0.2%
Ardagh Group SA.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	46	792
Avery Dennison Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	380	58,942
International Paper Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,032	51,311
Packaging Corp. of America. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	934	128,808
Sonoco Products Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,061	62,864
		302,717
Distributors 0.1%
Pool Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	448	166,880
Diversified Consumer Services 0.0%†
aGrand Canyon Education, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	205	19,088
H&R Block, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,532	40,157
		59,245
Diversified Financial Services 0.0%†
Jefferies Financial Group, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	990	24,354
Diversified Telecommunication Services 0.6%
AT&T, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,695	623,948

The accompanying notes are an integral part of these financial statements.

Annual Report

FVA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Diversified Telecommunication Services (continued)
CenturyLink, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,785	$27,154
Verizon Communications, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,354	608,297
		1,259,399
Electric Utilities 1.2%
Alliant Energy Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,399	123,621
American Electric Power Co., Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,793	232,573
Evergy, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,842	102,250
Eversource Energy.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,108	268,873
Hawaiian Electric Industries, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,113	39,389
NextEra Energy, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,376	646,208
PPL Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,271	176,842
Southern Co. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,503	522,339
Xcel Energy, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,056	203,744
		2,315,839
Electrical Equipment 0.7%
Eaton Corp. plc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	994	119,419
Emerson Electric Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,400	514,368
aGenerac Holdings, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245	55,716
GrafTech International Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	479	5,106
Hubbell, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	134	21,010
nVent Electric plc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,600	363,324
Rockwell Automation, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,326	332,574
		1,411,517
Electronic Equipment, Instruments & Components 0.0%†
aVontier Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	307	10,254
Entertainment 0.3%
Activision Blizzard, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,403	315,969
aElectronic Arts, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,349	193,716
		509,685
Equity Real Estate Investment Trusts (REITs) 0.7%
CoreSite Realty Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	176	22,049
EPR Properties.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	827	26,878
Extra Space Storage, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	312	36,148
Gaming and Leisure Properties, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21	873
Kimco Realty Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,961	59,455
National Retail Properties, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,917	78,444
Omega Healthcare Investors, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	572	20,775
Public Storage. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,949	450,083
Realty Income Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,496	217,346
Simon Property Group, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,976	253,793
Spirit Realty Capital, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,166	46,838
STORE Capital Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,228	75,708
VICI Properties, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,396	35,598
WP Carey, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,599	112,857
		1,436,845
Food & Staples Retailing 1.5%
Casey's General Stores, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	374	66,804
Costco Wholesale Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,621	610,760
Kroger Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,534	207,520
aSprouts Farmers Market, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,083	21,768
Walgreens Boots Alliance, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,220	287,934

FVA-12

Annual Report

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Food & Staples Retailing (continued)
Walmart, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,018	$1,732,395
		2,927,181
Food Products 1.3%
Campbell Soup Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	857	41,436
Flowers Foods, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,066	46,754
General Mills, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,966	409,601
Hershey Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,883	286,837
Hormel Foods Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,241	151,063
Ingredion, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	698	54,912
J M Smucker Co. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,011	116,872
Kellogg Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,101	130,745
McCormick & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,700	1,118,520
Tyson Foods, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,078	198,346
		2,555,086
Gas Utilities 0.1%
Atmos Energy Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,206	115,089
Health Care Equipment & Supplies 5.8%
Abbott Laboratories. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,060	1,539,429
aABIOMED, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	197	63,867
aAlign Technology, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	396	211,615
Becton Dickinson and Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,500	1,876,650
aIDEXX Laboratories, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	263	131,466
Medtronic plc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,500	2,049,950
aQuidel Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99	17,785
ResMed, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,570	333,719
Stryker Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,500	2,817,960
West Pharmaceutical Services, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,854	2,225,117
		11,267,558
Health Care Providers & Services 1.4%
Chemed Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	158	84,152
CVS Health Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,750	461,025
Humana, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	581	238,367
Premier, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	553	19,410
Quest Diagnostics, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	331	39,445
UnitedHealth Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,542	1,943,469
		2,785,868
Health Care Technology 0.2%
Cerner Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,042	238,736
aVeeva Systems, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	630	171,518
		410,254
Hotels, Restaurants & Leisure 1.3%
Domino's Pizza, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	486	186,362
McDonald's Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,756	1,878,862
Yum! Brands, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,809	413,505
		2,478,729
Household Durables 0.3%
DR Horton, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,944	133,981
Garmin Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,629	194,926
aNVR, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	35	142,795

The accompanying notes are an integral part of these financial statements.

Annual Report

FVA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Household Durables (continued)
PulteGroup, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,979	$85,334
		557,036
Household Products 2.1%
Church & Dwight Co., Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,784	242,848
Clorox Co. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,642	331,553
Colgate-Palmolive Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,539	1,585,270
Procter & Gamble Co. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,661	1,900,791
		4,060,462
Industrial Conglomerates 3.8%
3M Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,579	625,573
Carlisle Cos., Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,560	556,001
Honeywell International, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,659	2,692,569
Roper Technologies, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,240	3,552,182
		7,426,325
Insurance 0.7%
Aflac, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,740	388,668
American National Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84	8,074
Erie Indemnity Co., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,040	746,624
Progressive Corp. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,628	259,856
		1,403,222
Interactive Media & Services 0.7%
aAlphabet, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	177	310,217
aAlphabet, Inc., C.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	172	301,324
aFacebook, Inc., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,252	615,156
aMatch Group, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	949	143,479
		1,370,176
Internet & Direct Marketing Retail 0.0%†
eBay, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,683	84,571
Qurate Retail, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,010	11,079
		95,650
IT Services 4.7%
Accenture plc, A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,717	3,583,018
aAkamai Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	708	74,333
Amdocs Ltd... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,494	105,969
Automatic Data Processing, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,575	629,915
Booz Allen Hamilton Holding Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,054	91,888
Broadridge Financial Solutions, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,329	203,603
Cognizant Technology Solutions Corp., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,948	405,489
International Business Machines Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,082	639,722
Jack Henry & Associates, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	886	143,523
Mastercard, Inc., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,862	664,622
Paychex, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,874	360,979
Visa, Inc., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,788	2,359,659
Western Union Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,120	24,573
		9,287,293
Life Sciences Tools & Services 0.5%
aBio-Rad Laboratories, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	55	32,062
aMettler-Toledo International, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	277	315,691
Thermo Fisher Scientific, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	994	462,985

FVA-14

Annual Report

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Life Sciences Tools & Services (continued)
aWaters Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	324	$80,164
		890,902
Machinery 2.0%
Allison Transmission Holdings, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	975	42,052
Cummins, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,685	382,663
Donaldson Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,530	476,656
Dover Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,744	1,103,930
Graco, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,809	130,881
Illinois Tool Works, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,547	519,282
Lincoln Electric Holdings, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	254	29,528
Otis Worldwide Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,752	118,348
PACCAR, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,427	209,402
Pentair plc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,800	732,642
Snap-on, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	466	79,751
Toro Co. (The). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,248	118,360
		3,943,495
Media 0.4%
Comcast Corp., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12,379	648,659
Interpublic Group of Cos., Inc. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,567	83,896
Omnicom Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,383	148,628
		881,183
Metals & Mining 0.2%
Newmont Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,456	206,980
Nucor Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,166	115,210
Reliance Steel & Aluminum Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	389	46,583
Southern Copper Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	202	13,154
Steel Dynamics, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,689	62,273
		444,200
Multiline Retail 1.5%
Dollar General Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,641	555,402
Target Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,341	2,355,087
		2,910,489
Multi-Utilities 0.7%
Ameren Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,017	157,447
Consolidated Edison, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,360	242,827
Dominion Energy, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,903	443,906
Public Service Enterprise Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,480	319,484
WEC Energy Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,369	125,989
		1,289,653
Oil, Gas & Consumable Fuels 0.6%
Cabot Oil & Gas Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,382	55,059
Chevron Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,790	573,416
EOG Resources, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,530	275,781
Exxon Mobil Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,600	272,052
		1,176,308
Personal Products 0.4%
Estee Lauder Cos., Inc. (The), A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,473	658,288
Nu Skin Enterprises, Inc., A.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	538	29,391
		687,679

The accompanying notes are an integral part of these financial statements.

Annual Report

FVA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,040	$622,781
Eli Lilly and Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,291	724,492
aHorizon Therapeutics plc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	883	64,591
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,195	2,076,629
Merck & Co., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,679	628,142
Perrigo Co. plc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,440	198,557
Pfizer, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	31,629	1,164,264
Zoetis, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,105	348,378
		5,827,834
Professional Services 0.1%
CoreLogic, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	192	14,846
aFTI Consulting, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	149	16,646
Robert Half International, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,482	92,595
Verisk Analytics, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	693	143,860
		267,947
Road & Rail 1.0%
JB Hunt Transport Services, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	960	131,184
Landstar System, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	425	57,230
Norfolk Southern Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,200	997,962
Old Dominion Freight Line, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	653	127,453
Schneider National, Inc., B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	262	5,423
Union Pacific Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,032	631,323
		1,950,575
Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,114	2,380,521
Applied Materials, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,434	641,554
aCirrus Logic, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	245	20,139
Intel Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,031	649,205
KLA Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,708	442,218
Lam Research Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,353	638,981
Maxim Integrated Products, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,094	274,283
Monolithic Power Systems, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	206	75,444
NVIDIA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,143	596,875
QUALCOMM, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,200	639,828
Skyworks Solutions, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,114	323,188
Teradyne, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	417	49,994
Texas Instruments, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,855	3,094,671
Xilinx, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,911	412,693
		10,239,594
Software 4.7%
aAdobe, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,298	649,156
aAspen Technology, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	593	77,238
aCadence Design Systems, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,285	311,743
Citrix Systems, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,011	131,531
aFair Isaac Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	121	61,836
aFortinet, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	575	85,405
Intuit, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,768	671,575
Microsoft Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,823	6,633,232
Oracle Corp... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,108	524,506
aTyler Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	175	76,391
aVMware, Inc., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	321	45,023
		9,267,636

FVA-16

Annual Report

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

a	a	Shares	a
a

Value

Common Stocks (continued)

Specialty Retail 2.7%
aAutoZone, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	221	$261,982
Best Buy Co., Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,725	271,928
Foot Locker, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,353	54,715
Lowe's Cos., Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,700	1,396,437
aO'Reilly Automotive, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	823	372,465
Ross Stores, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,411	2,015,435
TJX Cos., Inc. (The).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,757	666,306
Tractor Supply Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,366	192,032
Williams-Sonoma, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	949	96,646
		5,327,946
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,106	677,515
aDell Technologies, Inc., C.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	684	50,131
HP, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,926	440,800
NetApp, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,476	164,010
Xerox Holdings Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	765	17,740
		1,350,196
Textiles, Apparel & Luxury Goods 1.5%
Carter's, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	457	42,990
Hanesbrands, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,566	37,412
aLululemon Athletica, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,263	439,562
NIKE, Inc., B.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,655	2,497,653
		3,017,617
Tobacco 0.7%
Altria Group, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,304	586,464
Philip Morris International, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,310	687,985
		1,274,449
	Trading Companies & Distributors 0.7%
	Fastenal Co... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,942	338,978
	MSC Industrial Direct Co., Inc., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	477	40,254
	Watsco, Inc... . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	335	75,894
	WW Grainger, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,275	928,974
			1,384,100
	. . . . . . . . .Total Common Stocks (Cost $86,843,939).. . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	135,219,208
	Investments In Underlying Funds and Exchange Traded Funds

	28.3%
	Domestic Fixed Income 20.3%
	bFranklin Liberty U.S. Core Bond ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,030,425	26,945,614
	bFranklin Low Duration Total Return Fund, Class R6.. . . . . . . . . . . . . . . . . . . . . . . . . .	679,503	6,591,183
	bFranklin Strategic Income Fund, Class R6.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	668,224	6,368,172
			39,904,969
	Domestic Hybrid 8.0%
	bFranklin Income Fund, Class R6.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,839,851	15,594,859
	Total Investments In Underlying Funds and Exchange Traded Funds (Cost
	$54,178,319).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . . . . .	55,499,828
	Total Long Term Investments (Cost $141,022,258).. . . . . . . . . . . .
		. . . . . . . . . .	190,719,036
	a
a			aa

The accompanying notes are an integral part of these financial statements.

Annual Report

FVA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

Short Term Investments 1.8%

a	a	Shares	a
a

Value

Money Market Funds 1.8%

b,cInstitutional Fiduciary Trust - Money Market Portfolio, 0%. . . . . . . . . . . . . . . . . . . . . .	3,563,810

Total Money Market Funds (Cost $3,563,810). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Short Term Investments (Cost $3,563,810). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total Investments (Cost $144,586,068) 99.2%.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other Assets, less Liabilities 0.8%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net Assets 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

†Rounds to less than 0.1% of net assets. a Non-income producing.

b See Note 3(e) regarding investments in FT Underlying Funds.

c The rate shown is the annualized seven-day effective yield at period end.

$3,563,810

3,563,810

3,563,810

$194,282,846 1,579,567

$195,862,413

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity contracts
S&P 500 E-Mini Index.. . . . . . . . . . . . . . . . . . . . . . . . .	Short	106	$19,868,640	3/19/21	$(325,338)
Total Futures Contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .					$(325,338)

*As of period end.

At December 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts

						Value/
						Unrealized
	Financing	Payment	Counter-	Maturity	Notional	Appreciation
Underlying Instruments	Rate	Frequency	party	Date	Value*	(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index). .	—	Monthly	BZWS	3/02/21	3,500,000	$(480)
Total Return Swap Contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .						$(480)

*In U.S. dollars unless otherwise stated.

FVA-18

Annual Report

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS

Franklin VolSmart Allocation VIP Fund (continued)

See Abbreviations on page FVA- 32.

The accompanying notes are an integral part of these financial statements.

Annual Report

FVA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

December 31, 2020

Franklin
VolSmart
Allocation VIP
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$86,843,939
Cost - Non-controlled affiliates (Note 3e).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57,742,129
Value - Unaffiliated issuers .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$135,219,208
Value - Non-controlled affiliates (Note 3e).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	59,063,638
Cash.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30,828
Receivables:
Investment securities sold.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,079
Capital shares sold.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	393,874
Dividends.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	394,921
Deposits with brokers for:
Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,166,000
Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21
Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196,283,569
Liabilities:
Payables:
Investment securities purchased.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29,863
Capital shares redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	60,458
Management fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98,563
Distribution fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,455
Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	63,551
Variation margin on futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	130,380
Unrealized depreciation on OTC swap contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	480
Accrued expenses and other liabilities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,406
Total liabilities.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	421,156
Net assets, at value.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$195,862,413
Net assets consist of:
Paid-in capital.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$129,060,245
Total distributable earnings (losses).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	66,802,168
Net assets, at value.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$195,862,413
Franklin
VolSmart
Allocation VIP
Fund
Class 2:
Net assets, at value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$44,545
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Shares outstanding	3,061
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Net asset value and maximum offering price per share	$14.55
Class 5:
Net assets, at value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$195,817,868
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Shares outstanding	13,482,181
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Net asset value and maximum offering price per share	$14.52

FVA-20

Annual Report

The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended December 31, 2020

Franklin
VolSmart
Allocation VIP
Fund
Investment income:
Dividends: (net of foreign taxes of $245)
Unaffiliated issuers.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,228,089
Non-controlled affiliates (Note 3e).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,307,364
Total investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,535,453
Expenses:
Management fees (Note 3a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,448,828
Distribution fees: (Note 3c)
Class 5. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	271,633
Custodian fees (Note 4).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	384
Reports to shareholders.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,200
Professional fees.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	98,406
Trustees' fees and expenses.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,036
Other.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,828
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Total expenses	1,860,315
Expense reductions (Note 4).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(690)
Expenses waived/paid by affiliates (Note 3e and 3f).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(410,358)
Net expenses.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,449,267
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,086,186
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,578,891
Non-controlled affiliates (Note 3e). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,528,018
Futures contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(7,312,039)
Swap contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,179,128
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3e). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	196,165
Net realized gain (loss).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,170,163
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,791,735
Non-controlled affiliates (Note 3e). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,788,523)
Futures contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(325,338)
Swap contracts.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,333
Net change in unrealized appreciation (depreciation). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,681,207
Net realized and unrealized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,851,370
Net increase (decrease) in net assets resulting from operations.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$27,937,556

The accompanying notes are an integral part of these financial statements.

Annual Report

FVA-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin VolSmart Allocation VIP Fund
	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,086,186	$3,607,372
Net realized gain (loss).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,170,163	(2,663,428)
Net change in unrealized appreciation (depreciation).. . . . . . . . . . . . . . . . . . . . . . . . . . .	9,681,207	28,799,406
Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . .	27,937,556	29,743,350
Distributions to shareholders:
Class 2.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(470)	(429)
Class 5.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,132,195)	(2,160,339)
Total distributions to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,132,665)	(2,160,768)
Capital share transactions: (Note 2)
Class 5.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(15,361,900)	(13,368,874)
Total capital share transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(15,361,900)	(13,368,874)
Net increase (decrease) in net assets.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,442,991	14,213,708
Net assets:
Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	185,419,422	171,205,714
End of year.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$195,862,413	$185,419,422

FVA-22

Annual Report

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Franklin VolSmart Allocation VIP Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin VolSmart Allocation VIP Fund (Fund) is included in this report. The Fund invests a large percentage of its assets in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At December 31, 2020, 98.3% of the Fund's shares were held through one insurance company. Investment activities of these insurance company separate accounts could have a material impact on the Fund. The Fund offers two classes of shares: Class 2 and Class 5. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Annual Report

FVA-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies

(continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at

4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's securities to the latest indications of fair value at 4 p.m Eastern time. At December 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

FVA-24

Annual Report

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies

(continued)

c. Derivative Financial Instruments (continued)

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At December 31, 2020 the Fund had OTC derivatives in a net liability position of $480.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST NOTES TO FINANCIAL STATEMENTS

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2020, the Fund has determined that no tax liability is required in its financial

Annual Report

FVA-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies

(continued)

d. Income and Deferred Taxes (continued)

statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Fund may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At December 31, 2020, there were an unlimited number of shares authorized (without par value). During the years ended December 31, 2020, and December 31, 2019, there were no transactions of the Fund’s Class 2 shares. Transactions in the Fund's Class 5 shares were as follows:

FVA-26

Annual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

2. Shares of Beneficial Interest (continued)

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
	Shares	Amount	Shares	Amount
Class 5 Shares:
Shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,955,432	$26,179,712	1,083,696	$12,810,981
Shares issued in reinvestment of distributions.. . . . . . . . . .	165,415	2,132,195	181,847	2,160,339
Shares redeemed.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,368,455)	(43,673,807)	(2,383,442)	(28,340,194)
Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,247,608)	$(15,361,900)	(1,117,899)	$(13,368,874)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, K2 Advisors, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on Fund's average daily net assets, and is not an additional expense of the Fund. Effective May 1, 2020, the subadvisory agreement was terminated with K2 Advisors.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class

5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

Annual Report

FVA-27

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued) 3. Transactions with Affiliates (continued)

e. Investments in Underlying Funds

The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin Templeton Services, LLC. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.

Investments in Underlying Funds for the year ended December 31, 2020, were as follows:

					Net Change in		Number of
	Value at				Unrealized	Value	Shares Held
	Beginning			Realized Gain	Appreciation	at End	at End	Dividend
	of Year	Purchases	Sales	(Loss)	(Depreciation)	of Year	of Year	Income
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin DynaTech Fund, Class R6.	$9,701,447	$1,700,000	$(11,942,385)	$5,149,340	$(4,608,402)	$—a	–	$—
Franklin Income Fund, Class R6.	15,600,923	1,829,287	(1,552,000)	(211,629)	(71,722)	15,594,859	6,839,851	760,882
Franklin Liberty U.S. Core Bond
ETF. . . . . . . . . . . . . . . . . . . .	—	27,703,683	(1,032,131)	5,340	268,722	26,945,614	1,030,425	703,845b
Franklin Low Duration Total Return
Fund, Class R6.. . . . . . . . . . . .	32,117,065	524,292	(24,748,000)	(1,804,315)	502,141	6,591,183	679,503	524,528
Franklin Strategic Income Fund,
Class R6. . . . . . . . . . . . . . . . .	22,028,255	498,897	(14,669,000)	(1,610,718)	120,738	6,368,172	668,224	498,897
Institutional Fiduciary Trust - Money
Market Portfolio, 0%.. . . . . . . . .	4,131,506	127,115,950	(127,683,646)	—	—	3,563,810	3,563,810	15,377
Total Non-Controlled Affiliates.	$83,579,196	$159,372,109	$(181,627,162)	$1,528,018	$(3,788,523)	$59,063,638		$2,503,529
Total Affiliated Securities. . . . .	$83,579,196	$159,372,109	$(181,627,162)	$1,528,018	$(3,788,523)	$59,063,638		$2,503,529

aAs of December 31, 2020, no longer held by the fund.

bDividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2020, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

5. Income Taxes

During the year ended December 31, 2020 the Fund utilized $416,421 of capital loss carryforwards.

The tax character of distributions paid during the years ended December 31, 2020 and 2019, was as follows:

	2020	2019
Distributions paid from:
Ordinary income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,132,665	$670
Long term capital gain.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	2,160,098
	$2,132,665	$2,160,768

At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Unrealized appreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Unrealized depreciation. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net unrealized appreciation (depreciation).. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distributable earnings:

Undistributed ordinary income.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$144,876,369

$50,841,450 (1,760,791) $49,080,659

$17,721,514

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of swaps, short term capital gains distributions from Underlying Funds and corporate actions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, aggregated $119,787,658 and $127,448,345, respectively.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

8. Other Derivative Information

At December 31, 2020, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

Annual Report

FVA-29

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

8. Other Derivative Information (continued)

	Asset Derivatives		Liability Derivatives
Derivative Contracts	Statement of		Statement of
Not Accounted for as	Assets and Liabilities		Assets and Liabilities
Hedging Instruments	Location	Fair Value	Location	Fair Value
Franklin VolSmart Allocation VIP Fund
Equity contracts. . . . . . . . . . . .
	Variation margin on futures	$—	Variation margin on futures	$325,338a
	contracts		contracts
	Unrealized appreciation on OTC	—	Unrealized depreciation on OTC	480
	swap contracts		swap contracts
Total.. . . . . . . . . . . . . . . . . . . .		$—		$325,818

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/ payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended December 31, 2020, the effect of derivative contracts in the Statement of Operations was as follows:

				Net Change in
				Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss) for	Statement of	(Depreciation)
Hedging Instruments	Operations Location	the Year	Operations Location	for the Year
	Net realized gain (loss) from:		Net change in unrealized
			appreciation (depreciation) on:
Franklin VolSmart Allocation VIP Fund
Equity Contracts.. . . . . . . . . . .
	Futures contracts	$(7,312,039)	Futures contracts	$(325,338)
	Swap contracts	15,179,128	Swap contracts	3,333
Total.. . . . . . . . . . . . . . . . . . . .		$7,867,089		$(322,005)

For the year ended December 31, 2020, the average month end notional amount of futures contracts and swap contracts represented $26,184,878 and $7,369,231, respectively.

See Note 1(c) regarding derivative financial instruments.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,

FVA-30

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

9. Credit Facility (continued)

including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2020, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

•Level 1 – quoted prices in active markets for identical financial instruments

•Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:a
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . .	$135,219,208	$—	$—	$135,219,208
Investments in Underlying Funds and Exchange
Traded Funds . . . . . . . . . . . . . . . . . . . . . . . . . . .	55,499,828	—	—	55,499,828
Short Term Investments. . . . . . . . . . . . . . . . . . . .	3,563,810	—	—	3,563,810
Total Investments in Securities.. . . . . . . . . . .	$194,282,846	$—	$—	$194,282,846
Liabilities:
Other Financial Instruments:
Futures contracts.. . . . . . . . . . . . . . . . . . . . . . . .	325,338	—	—	325,338
Swap contracts.. . . . . . . . . . . . . . . . . . . . . . . . . .	—	480	—	480
Total Other Financial Instruments.. . . . . . . . .	$325,338	$480	$—	$325,818

aFor detailed categories, see the accompanying Statement of Investments.

11. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Annual Report

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin VolSmart Allocation VIP Fund (continued)

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations

Counterparty		Selected Portfolio
BZWS	Barclays Bank plc	ETF	Exchange-Traded Fund
		VIX	Market Volatility Index

FVA-32

Annual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton Variable Insurance Products Trust and Shareholders of Franklin VolSmart Allocation VIP Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin VolSmart Allocation VIP Fund (one of the funds constituting Franklin Templeton Variable Insurance Products Trust, referred to hereafter as the “Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 19, 2021

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Annual Report

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Tax Information (unaudited)

Franklin VolSmart Allocation VIP Fund

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 88.00% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2020.

FVA-34

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Index Descriptions

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.

For Russell Indexes: Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

See www.franklintempletondatasources.com for additional data provider information.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to one month and less than three months.

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/ BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and Standard & Poor’s is Ba1/BB+/BB+ or below.

Bloomberg Barclays U.S. Corporate Investment Grade Index is a broad-based benchmark that measures the investment-grade, fixed-rate, taxable corporate bond market.

Bloomberg Barclays U.S. Government Index - Intermediate Index is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Bloomberg Barclays U.S. High Yield Very Liquid Index is a component of the U.S. Corporate High Yield Index that is designed to track a more liquid component of the U.S. dollar- denominated, high-yield fixed-rate corporate bond market.

Bloomberg Barclays U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury with at least one year until final maturity.

FTSE® EPRA®/NAREIT® Developed Index is a free float- adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.

FTSE World Government Bond Index measures the performance of investment-grade world government bond markets.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds Classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocation of assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the 12-month period ended 12/31/20, there were 351 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the 12-month period ended 12/31/20,

Annual Report

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST INDEX DESCRIPTIONS

there were 24 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI All Country Asia Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in developed and emerging markets in Asia.

MSCI All Country World Index (ACWI) is a free float- adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI All Country World Index (ACWI) ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets, excluding the U.S.

MSCI Europe Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed markets in Europe.

MSCI Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization-weighted index designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets (EM) Index (and MSCI Emerging Markets (EM) Index-NR) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.

MSCI World ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets, excluding the U.S.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

MSCI World Value Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure performance of securities exhibiting overall value style characteristics in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000® Value Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with relatively lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

Russell 2000® Value Index is market capitalization weighted and measures performance of those Russell 2000® Index companies with relatively lower price-to-book ratios and lower forecasted growth values.

Russell 2500TM Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index’s total market capitalization.

Russell 3000® Index is market capitalization weighted and represents the majority of the U.S. market’s total capitalization.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

I-2

Annual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Harris J. Ashton (1932)	Trustee	Since 1988	125	Bar-S Foods (meat packing
One Franklin Parkway				company) (1981-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945)	Trustee	Since 2017	106	Hess Corporation (exploration of oil
One Franklin Parkway				and gas) (2014-present).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation

(2018-present); and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950)	Trustee	Since 2014	125	Omnicom Group Inc. (advertising
One Franklin Parkway				and marketing communications
San Mateo, CA 94403-1906				services) (2011-present) and White
				Mountains Insurance Group, Ltd.

(holding company) (2017-present); and formerly, Avis Budget Group Inc. (car rental) (2007-May 2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Annual Report

BOD-1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Edith E. Holiday (1952)	Lead	Trustee since 2005	125	Hess Corporation (exploration
One Franklin Parkway	Independent	and Lead Independent		of oil and gas) (1993-present),
San Mateo, CA 94403-1906	Trustee	Trustee since 2019		Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	125	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2010).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945)	Trustee	Since 2007	125	Graham Holdings Company
One Franklin Parkway				(education and media organization)
San Mateo, CA 94403-1906				(2011-present); and formerly,

The Southern Company (energy company) (2014-May 2020; previously 2010-2012), Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

BOD-2

Annual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Interested Board Members and Officers

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
**Gregory E. Johnson	Trustee	Since 2013	136	None
(1961)
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.

**Rupert H. Johnson, Jr.	Chairman of	Chairman of the	125	None
(1940)	the Board and	Board since 2013
One Franklin Parkway	Trustee	and Trustee
San Mateo, CA 94403-1906		since 1988

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958)	Chief Compliance Since October 2020	Not Applicable	Not Applicable
280 Park Avenue	Officer
New York, NY 10017

Principal Occupation During at Least the Past 5 Years:

Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955)

One Franklin Parkway

San Mateo, CA 94403-1906

Vice President Vice President since Not ApplicableNot Applicable and Co-Secretary 2009 and Co-Secretary since 2019

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971)	Chief	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Annual Report

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years
Robert G. Kubilis (1973)	Chief Financial	Since December 2020	Not Applicable	Not Applicable
300 S.E. 2nd Street	Officer, Chief
Fort Lauderdale, FL 33301-	Accounting Officer
1923	and Treasurer

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.

Robert Lim (1948)	Vice President – Since 2016	Not Applicable	Not Applicable
One Franklin Parkway	AML Compliance
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970)	President and	Since 2018	Not Applicable	Not Applicable
Chief Executive
One Franklin Parkway	Officer –
San Mateo, CA 94403-1906	Investment
Management

Principal Occupation During at Least the Past 5 Years:

President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).

Navid J. Tofigh (1972)	Vice President	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964)	Vice President	Vice President since	Not Applicable	Not Applicable
300 S.E. 2nd Street	and Co-Secretary 2011 and Co-Secretary
Fort Lauderdale, FL 33301-		since 2019
1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,

Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s

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Annual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Interested Board Members and Officers (continued)

Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-

7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec. gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Annual Report

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Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report

Franklin Templeton Variable Insurance Products Trust

Investment Manager	Fund Administrator	Distributor
Franklin Advisers, Inc.	Franklin Templeton Services, LLC	Franklin Templeton
Distributors, Inc.
© 2021 Franklin Templeton Investments. All rights reserved.	VIP5 A 02/21
Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $923,117 for the fiscal year ended December 31, 2020 and $874,816 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $202,570 for the fiscal year ended December 31, 2020 and $210,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included tax compliance services related to partnerships, professional fees in connection with tax treatment of equipment lease transactions, and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $8,122 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $57,772 for the fiscal year ended December 31, 2020 and $183,244 for the fiscal year ended December 31, 2019. The services for which these fees were paid included valuation services related to fair value engagement, benchmarking services in connection with the ICI TA survey,  assets under management certification, professional fees in connection with determining the feasibility of a U.S. direct lending structure, compliance examination for Investment Advisor Act rule 204-2 and 206-4 (2, and the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $258,342 for the fiscal year ended December 31, 2020 and $401,366 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8
. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.       N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
.  During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12
. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                     N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By S/MATTHEW T. HINKLE   _
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S/MATTHEW T. HINKLE   _
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date February 26, 2021

By S/ROBERT G. KUBILIS ___
Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021